Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Risk Management
4.	FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: Market risk (including exchange rate risk, interest rate risk, and price risk), liquidity risk and credit risk. Within the Group, risk management functions are conducted in relation to financial risks associated to financial instruments to which the Group is exposed during a certain period or as of a specific date.
The following provides a description of the principal risks that could have a material adverse effect on the Group’s strategy in each operations center, performance, results of operations and financial condition. The risks facing the businesses, set out below, do not appear in any particular order of potential materiality or probability of occurrence.
The sensitivity analysis of market risks included below are based on a change in one factor while holding all other factors constant. In practice this is unlikely to occur, and changes in some of the factors may be correlated, for example, changes in interest rate and changes in foreign currency rates.
This sensitivity analysis provides only a limited, point-in-time view. The actual impact on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

•	Market risk management
The market risk to which the Group is exposed is the possibility that the valuation of the Group’s financial assets and financial liabilities as well as certain expected cash flows may be affected by changes in exchange rates, interest rates or certain other price variables.
The following is a description of these risks as well as a detail of the extent to which the Group is exposed and a sensitivity analysis of possible changes in each of the relevant market variables.
Exchange rate risk
The value of financial assets and liabilities denominated in a currency different from the Company’s functional currency is subject to variations resulting from fluctuations in exchange rates. Since YPF’s functional currency is the U.S. dollar, the currency that generates the greatest exposure is the Peso (the Argentine legal currency).
Likewise, based on the restrictions ordered by the BCRA for access to the Foreign Exchange Markets, the Group maintains an active strategy in the management of liquidity (see Note 35.g)).

The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, mainly taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2023:

	Appreciation (+) / depreciation (-) of exchange rate	Profit (loss)
Impact on profit or loss before income tax corresponding to financial assets and liabilities	+10%	31
	-10%	(31)
However, during the fiscal year ended December 31, 2023, the exchange rate to convert pesos to U.S. dollars showed a 356% variation.
Interest rate risk
The Group is exposed to risks associated with fluctuations in interest rates on loans and investments in financial assets. Changes in interest rates may affect the interest income and loss derived from financial assets and liabilities tied to a variable interest rate.
The Group’s strategy to hedge interest rate risk is based on maintaining relatively low percentages of debt at a variable interest rate and use derivative financial instruments to hedge the risks associated with interest rates.
The table below provides information about the financial assets and liabilities as of December 31, 2023 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	985	7,497
Variable interest rate	-	693

Total (3)	985	8,190

(1)
Includes short-term investments, investments in financial assets at amortized cost, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.
The variable rate financial loans represent 8% of the total loans as of December 31, 2023, and include NO, pre-financing of exports and financial loans with local and international entities. The loans at variable interest rate are mainly subject to the fluctuations in BADLAR, SOFR, LIBOR, CDI and SELIC, of which 44 accrue interest of BADLAR plus a spread between 0.10% and 5.00%, 607 accrue interest of SOFR plus a spread between 0.25% and 8.50%, 4 accrue interest of LIBOR plus a spread of 1.50%, 7 accrue interest of CDI plus a spread between 0.34% and 6.00% and 2 accrue interest of SELIC plus a spread between 2.75% and 4.90%.
During the fiscal year ended December 31, 2023, the Group entered into interest rate swaps.
Financial assets mainly include, in addition to loans with related parties and trade receivables, which have low exposure to interest rate risk, fixed-interest deposits, BCRA bills, public securities and private securities.
The table below shows the estimated impact on net income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rates would have as of December 31, 2023:

	Increase (+) / decrease (-) in the interest rates	Profit (loss)
Impact on profit or loss for the year	+100 b.p.	(3)
	-100 b.p.	3

Price risk
The Group is exposed to the own price risk for investments in financial instruments classified as at fair value through profit or loss (public securities and mutual funds). The Group continuously monitors the change in these investments for significant movements.
The Group does not use derivative financial instruments to hedge the risks associated with the fluctuations of the prices of commodities as well as the price risk inherent to investments in public securities and mutual funds.
As of December 31, 2023, the Group was not significantly affected by the variation in the valuation of mutual funds and public securities (see “Fair value measurements” section in Note 6). As of December 31, 2023, the aggregate value of financial assets at fair value through profit or loss amounts to 210.
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on profit or loss before income tax as of December 31, 2023:

	Increase (+) / decrease (-) in the prices	Profit (loss)
Impact on profit or loss before income tax	+ 10%	21
	- 10%	(21)
The Group’s pricing policy regarding the sale of fuels contemplates several factors such as international and local oil prices, international prices of refined products, processing and distribution costs, the prices of biofuels, the exchange rate fluctuations, local demand and supply, competition, inventories, export duties, local taxes, domestic margins for the products, among others.
The Group’s expectation is to align, over time, local prices with those in international markets, seeking to maintain a reasonable relationship between the local prices of crude oil and fuels, without considering short-term fluctuations; however, the exposure to price risk will depend on other key factors that are also considered in the Group’s pricing policy (including, but not limited to, abrupt changes in the exchange rate or in international prices, or potential legal or regulatory limitations, or other limitations that affect the ability of the markets to face abrupt price changes), and which may therefore lead the Group to not be able to maintain such relationship. In 2023, oil deliveries were negotiated between producers and refiners or sellers.

•	Liquidity risk management
Liquidity risk is associated with the possibility of a mismatch between the need of funds to meet short, medium or long-term obligations. The Group intends to align the maturity profile of its financial debt to be related to its ability to generate enough cash to finance the projected expenditures for each year. As of December 31, 2023, the availability of liquidity reached 1,123, considering cash of 230 and other liquid financial assets of 893. Additionally, the Group has other investments freely available for 217 included in “Investments in financial assets” line item in the statement of financial position (see Note 14). Uncommitted bank credit lines together with the capital market constitute an important source of funding. Likewise, YPF has the ability to issue debt under the Frequent Issuer Regime.
Based on the restrictions established by the BCRA for access to the Exchange Market to maturities of principal amounts of offshore debts and the issuance of debt securities denominated in foreign currency scheduled until December 31, 2023, all the provisions issued were fulfilled by the Group. See Notes 21 and 35.g).

The following table sets forth the maturity dates of the Group’s financial liabilities as of December 31, 2023:

	2023
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	341	174	81	38	15	17	666
Loans	1,508	1,746	1,099	1,226	785	1,826	8,190
Other liabilities (1)	120	40	35	36	-	1	232
Accounts payable (1)	2,313	-	-	-	-	4	2,317

	4,282	1,960	1,215	1,300	800	1,848	11,405

(1)	Includes the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values.
Most of the Group’s loans contain market-standard covenants for contracts of this nature, which include financial covenants in respect of the Group’s leverage ratio and debt service coverage ratio, and events of defaults triggered by materially adverse judicial judgements, among others. See Notes 16, 32 and 33.
Under the terms of the loan agreements and NO, if the Group breached a covenant or if it could not remedy it within the stipulated period, it would default, a situation that would limit its liquidity and, given that the majority of its loans contain cross default provisions, it could result in an early enforceability of its obligations.
The Group monitors compliance with covenants on a quarterly basis. As of December 31, 2023, the Group is in compliance with its covenants.
It should be noted that, under the terms and conditions of the loans that our subsidiary Metrogas has taken, the interest coverage ratio would not have been complied with, which could have accelerated the maturities of these financial liabilities. However, the financial creditors formally accepted to waive Metrogas from complying with the contractual obligation related to such financial ratio, as of December 31, 2023.

•	Credit risk management
Credit risk is defined as the possibility of a third party not complying with its contractual obligations, thus negatively affecting results of operations of the Group.
Credit risk in the Group is measured and controlled on an individual customer basis. The Group has its own systems to conduct a permanent evaluation of credit performance and the determination of risk limits of all of its customers and to third parties, in line with best practices using for such end internal customer records and external data sources.
Financial instruments that potentially expose the Group to a credit concentration risk consist primarily of cash and cash equivalents, investments in financial assets, trade receivables and other receivables. The Group invests excess cash primarily in high liquid investments with financial institutions with a strong credit rating both in Argentina and abroad. In the normal course of business and based on ongoing credit evaluations to its customers, the Group provides credit to its customers and certain related parties.
Likewise, the charge for doubtful trade losses is charged to net income in the statement of comprehensive income, based on specific information regarding its clients.
Provisions for doubtful accounts are measured by the criteria mentioned in Note 2.b.7).
The maximum exposure to credit risk of the Group of December 31, 2023 based on the type of its financial instruments and without excluding the amounts covered by several types of guarantees is set forth below:

Maximum exposure
Cash and cash equivalents	1,123
Investments in financial assets	272
Other financial assets	1,295

Considering the maximum exposure to the credit risk based on the concentration of the counterparties, credit and investments with the National Government, direct agencies and companies with government participation, accounts for approximately 1,015 and represents 38%, while the Group’s remaining debtors are diversified.
Following is the breakdown of the financial assets past due as of December 31, 2023:

	Current trade receivable	Other current receivables
Less than three months past due	41	3
Between three and six months past due	13	1
More than six months past due	90	3

	144	7

As of December 31, 2023, the provision for doubtful trade receivables amounted to 59. These provisions are the Group’s best estimate of the credit losses incurred in relation with accounts receivables.
Guarantee policy
As collateral of the credit limits granted to customers, the Group receives several types of guarantees from its customers. In the gas stations and distributors market, where generally long-term relationships with customers are established, mortgages prevail. For foreign customers, joint and several bonds from their parent companies prevail. In the industrial and transport market, bank guarantees prevail. To a lesser extent, the Group has also obtained other guarantees such as credit insurances, surety bonds, and guarantee customer - supplier, among others.
The Group has effective guarantees granted by third parties for an amount of 945, 873 and 737 as of December 31, 2023, 2022 and 2021, respectively.
During the fiscal years ended December 31, 2023, 2022 and 2021 the Group did not execute guarantees.